Taxes Other Than Income Tax	12 Months Ended
Dec. 31, 2011
Taxes Other Than Income Tax:
Taxes Other Than Income Tax

20.        TAXES OTHER THAN INCOME TAX

Taxes other than income tax included in the consolidated income statements are comprised of the following:

	Years ended December 31,
	2011	2010	2009
Property and land tax	99,602	91,235	79,253
VAT	1,444	2,887	8,600
Fines and penalties related to taxes	291	1,881	379
Other taxes and penalties	1,562	14,756	16,971
Total taxes other than income tax	102,899	110,759	105,203

Property and land tax includes accruals for land tax, which amounted to $39,855, $37,775 and $31,931 for the years ended December 31, 2011, 2010 and 2009, respectively. This tax is levied on the land beneath the Group’s production subsidiaries that is occupied based on the right of perpetual use. According to land legislation, the right of perpetual use has to be re-registered before July 1, 2012 through purchase of land or operating leases up to 49 years.

Property and land tax also includes expenses for the operating lease of land, which ranges between 1 and 49 years. These land lease expenses amounted to $20,141, $14,583 and $10,323 for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of rental payments is determined by local authorities and cannot be reasonably estimated beyond a five-year horizon. The table below presents future land rental payments for the next five years and thereafter under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2012	21,860
2013	18,112
2014	16,534
2015	16,191
2016	15,684
Thereafter	299,012
Total land operating lease payments	387,393

Included in other taxes and penalties related to taxes in 2011 are $2,524 relating to fees for the environmental restoration and air contaminant emission and $21,429 income relating to recalculation of mining taxes that belong to previous financial years.